Consolidated Statements of Cash Flows € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (26,259,000)	$ (40,257,000)	$ (35,842,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation for property, plant and equipment	2,454,000	1,212,000	468,000
Amortization of intangible assets	1,287,000	1,210,000	1,347,000
Reduction in the carrying amount of the right-of-use assets	988,000	1,189,000	1,280,000
Loss on disposal of long-lived assets		2,058,000	65,000
Impairment of intangible assets		8,724,000
Share-based compensation expense	7,217,000	7,010,000	7,770,000
Acquired in-process research and development			6,555,000
Government grant as a result of loan forgiveness			(472,000)
Change in fair value of investments	581,000	8,895,000	(5,660,000)
Share of net loss of an equity investee	48,000	846,000
Gain from extinguishment of investment in a convertible loan	(474,000)
Gain from sale of an equity investment		(5,325,000)
Impairment loss of long-term investments	2,009,000		865,000
Changes in operating assets and liabilities:
Accounts receivable	3,422,000	(3,170,000)	(5,158,000)
Receivable from a related party	(587,000)
Inventories	(9,739,000)	(4,231,000)	(551,000)
Prepaid expenses and other	701,000	(1,383,000)	(1,303,000)
Accounts payable	1,149,000	1,066,000	1,491,000
Accrued liabilities and other liabilities	(876,000)	(912,000)	2,303,000
Income tax payable	(1,888,000)	1,980,000
Net cash used in operating activities	(19,967,000)	(21,088,000)	(26,842,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of property and equipment	0	138,000	10,000
Purchases of property, plant and equipment	(204,000)	(5,612,000)	(8,945,000)
Proceeds from sales of equity securities in MaxCyte and BioInvent		3,731,000
Receipt from sales of equity investment in Juventas		33,891,000
Purchase of short term investments and term deposits	(51,754,000)	(4,527,000)
Proceeds from sales or maturity of short term investments and term deposits	43,322,000
Receipt from government for return of Wuxi land use right		6,436,000
Purchase of intangible asset	(2,037,000)
Proceeds from extinguishment of investment in a convertible loan	1,000,000
Cash paid to acquire in-process research and development			(6,555,000)
Receipt of repayment of Black Belt Tx convertible note			172,000
Receipt of government grants related to land use right			474,000
Net cash provided by (used in) investing activities	(9,673,000)	31,159,000	(20,691,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings		4,001,000	709,000
Repayment of bank borrowings		(4,001,000)	(1,548,000)
Dividend payment to Wuxi LP	(738,000)
Repurchase of ordinary share	(278,000)	(3,267,000)
Stock issuance costs			(2,019,000)
Proceeds from sale of ordinary share			32,500,000
Proceeds from exercise of share options	109,000
Net cash provided by (used in) financing activities	(907,000)	(3,267,000)	29,642,000
Effect of exchange rate change on cash and cash equivalents	518,000	1,604,000	(469,000)
Net increase (decrease) in cash and cash equivalents	(30,029,000)	8,408,000	(18,360,000)
Cash and cash equivalents at beginning of year	47,112,000	38,704,000	57,064,000
Cash and cash equivalents at end of year	17,083,000	47,112,000	38,704,000
Supplemental disclosure of cash flow information:
Interest paid		62,000	42,000
Income taxes paid	1,807,000
Non-cash investing and financing activities:
Payables related to property, plant and equipment	99,000	44,000	3,288,000
Exchange of redeemable noncontrolling interest to long term borrowing (Note 12)	18,895,000
Government grant as a result of loan forgiveness			472,000
Black Belt Tx Limited
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			(86,000)
Alesta Tx
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			(261,000)
Cleave Therapeutics, Inc
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire convertible loan			$ (5,500,000)
Precision Autoimmune Therapeutics Co., Ltd
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of an equity investee	$ 48,000	800,000
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to acquire equity investment in Precision Autoimmune Therapeutics Co., Ltd.		$ (2,898,000)